Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Mar. 31, 2016 [1]	Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014	[3],[4]	Dec. 31, 2013	[4]
Statement of Cash Flows [Abstract]
Net income (loss)	$ (52,353)	$ 23,476	[1]	$ (63,111)	[2]	$ 33,833	[2]	$ 25,791	[3]	$ 123,920		$ 60,044
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and depletion	2,893	1,677	[1]	6,834	[2]	5,712	[2]	12,270	[3]	8,858		6,132
(Gain) loss on disposal or impairments of property, plant and equipment	(25)	0	[1]	(40)	[2]	0	[2]	6,514	[3]	0		191
Amortization of intangible assets	420	733	[1]	841	[2]	1,466	[2]	2,620	[3]	5,186		3,687
Loss on impairment of goodwill	33,745	0	[1]	33,745	[2]	0	[2]	0
Loss on impairment of intangible assets								18,606	[3]	0		0
Amortization of loan origination costs into interest expense	394	412	[1]	1,121	[2]	826	[2]	2,293	[3]	1,264		463
Management fees paid by Member on behalf of Hi-Crush Augusta LLC								0	[3]	492		1,424
Accretion of asset retirement obligations	88	83	[1]	180	[2]	167	[2]	336	[3]	246		228
Provision for doubtful accounts	8,236	0	[1]	8,236	[2]	0	[2]
Unit-based compensation to directors and employees	930	884	[1]	1,860	[2]	1,937	[2]	2,983	[3]	1,470		100
Income from restricted cash								0	[3]	0		(2)
Changes in operating assets and liabilities:
Accounts receivable	(230)	19,006	[1]	9,466	[2]	28,977	[2]	40,640	[3]	(44,675)		(10,201)
Prepaid expenses and other current assets	(621)	1,929	[1]	(2,059)	[2]	2,196	[2]	1,645	[3]	(4,837)		(250)
Inventories	5,063	3,115	[1]	107	[2]	(2,842)	[2]	(2,406)	[3]	(1,738)		(4,034)
Other assets	683	17	[1]	1,264	[2]	(488)	[2]	(2,962)	[3]	(2,974)		(2,234)
Accounts payable	(3,689)	(3,550)	[1]	1,404	[2]	(7,421)	[2]	(3,773)	[3]	6,889		(4,201)
Accrued and other current liabilities	947	(1,391)	[1]	(1,580)	[2]	(1,104)	[2]	(6,468)	[3]	4,580		4,339
Due to sponsor	1,409	(7,894)	[1]	(2,843)	[2]	(5,557)	[2]	(14,440)	[3]	5,584		10,352
Deferred revenue								0	[3]	0		(1,715)
Net cash provided by (used in) operating activities	(2,110)	38,497	[1]	(4,575)	[2]	57,702	[2]	83,649	[3]	104,265		64,323
Investing activities:
Capital expenditures for property, plant and equipment	(13,124)	(37,391)	[1]	(29,787)	[2]	(66,229)	[2]	(121,358)	[3]	(82,181)		(10,630)
Acquisition of Hi-Crush Augusta LLC								0	[3]	(224,250)		0
Acquisition of D&I Silica LLC, net								0	[3]	0		(94,955)
Restricted cash, net								691	[3]	0		0
Net cash used in investing activities	(13,124)	(37,391)	[1]	(29,787)	[2]	(66,229)	[2]	(120,667)	[3]	(306,431)		(105,585)
Financing activities:
Proceeds from issuance of long-term debt	0	25,000	[1]	0	[2]	50,000	[2]	65,000	[3]	198,000		138,250
Repayment of long-term debt	(1,758)	(13,000)	[1]	(55,434)	[2]	(13,500)	[2]	(14,928)	[3]	(139,750)		(33,250)
Proceeds from equity issuance, net				101,186	[2]	0	[2]	0	[3]	170,693		0
Proceeds from unit purchase program participants								403	[3]	0		0
Affiliate financing, net	11,701	13,364	[1]	17,346	[2]	26,855	[2]	63,266	[3]	41,984		5,615
Loan origination costs	(3)	(13)	[1]	(128)	[2]	(101)	[2]	(406)	[3]	(7,120)		(829)
Redemption of common units								0	[3]	(19)		0
Distributions paid	0	(26,255)	[1]	0	[2]	(52,516)	[2]	(70,072)	[3]	(77,421)		(58,414)
Net cash provided by (used in) financing activities	9,940	(904)	[1]	62,970	[2]	10,738	[2]	43,263	[3]	186,367		51,372
Net increase (decrease) in cash	(5,294)	202	[1]	28,608	[2]	2,211	[2]	6,245	[3]	(15,799)		10,110
Cash:
Beginning of period	11,054	4,809	[3],[4]	11,054	[1]	4,809	[3],[4]	4,809	[3],[4]	20,608		10,498
End of period	5,760	5,011	[1]	39,662	[2]	7,020	[2]	11,054	[1]	4,809		20,608	[3]
Non-cash investing and financing activities:
Increase (decrease) in accounts payable and accrued liabilities for additions to property, plant and equipment	(23)	1,421	[1]	(10,114)	[2]	2,129	[2]	1,962	[3]	9,051		(1,994)
Affiliate debts converted into non-controlling interest								0	[3]	0		38,172
Issuance of common units for acquisition of D&I Silica, LLC								0	[3]	0		37,538
Debt financed capital expenditures								3,676	[3]	3,676		0
Increase in accrued distribution equivalent rights								245	[3]	0		0
Expense paid by Member on behalf of Hi-Crush Blair LLC	1,652	431	[1]	1,652	[2]	970	[2]	2,787	[3]	182		0
Increase in property, plant and equipment for asset retirement obligations				373	[2]	0	[2]	0	[3]	1,857		0
Cash paid for interest	$ 3,187	$ 2,905	[1]	$ 6,432	[2]	$ 5,474	[2]	$ 11,610	[3]	$ 8,682		$ 3,123

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.